     MANAGERS DISCUSSION AND ANALYSIS

Hewitt Money Market Fund

PERFORMANCE AS OF 6/30/00                                      Thirty-Day Yield
--------------------------------------------------------------------------------
Administrative Shares                                                      6.25%
Institutional Shares                                                       6.59%

The thirty-day yield is an annualized yield for the thirty-day period ended June 30, 2000. "Annualized yield" refers to the interest you would earn if you held a share of the Fund for one year; the yield is prorated if you hold a share for a shorter period of time. The yield reflects fluctuations in interest rates on the Fund's investments and expenses for the Fund's administration and management.

The Money Market Fund invests in high-quality, short-term government and corporate debt. During the first quarter, the U.S. economy showed continued signs of strong growth. The Federal Reserve Board raised rates two times during the quarter. In anticipation of further rate increases, the Fund remained liquid, with a significant portion positioned in one- and three-month paper. However, as a hedge against a slowing economy in the short term, a small portion of the Fund was invested in one-year securities. In addition, the Fund's exposure to floating rate assets was increased. Because floating rate notes reset periodically, the portfolio can quickly adjust to movements in short-term rates.

Prior to the May FOMC meeting, fears of aggressive tightening by the Federal Reserve Bank led to a steepening of the yield curve that exceeded our expectations of Fed actions. In response to these market conditions, the Fund took the opportunity to purchase a modest amount of one-year securities at a significantly inflated yield. Following the May rate hike, the Fund seized another opportunity, extending heavily in the three- and six-month sector as the higher yields on short-term debt reflected the possibility of two further rate increases in the second half of 2000.

The Fund's semi-annual performance exceeded that of its peer group mainly due to the following three factors: 1) the Fund benefited from higher-yielding assets purchased at the end of 1999, when Y2K uncertainties had led many corporations to issue short-term debt, causing an oversupply of short-term paper; 2) the Fund had a relatively high amount of cash on hand leading into the May 16 FOMC meeting. (This cash began to earn the adjusted, higher yield immediately after the 0.50% increase); and 3) After weak economic data showed a low probability of a Fed tightening in June, the Fund took advantage of higher yields offered for extending further out the yield curve. This strategy of being liquid prior to the FOMC meeting, along with well-timed extension, resulted in favorable investment results in the first and second quarter.

Once we are confident the tightening cycle is coming to an end, the portfolio will be extended in a manner that provides competitive returns, adequate liquidity, and minimal credit risk.

(1) Hewitt Money Market Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. Barclays Global Fund Advisors advises the Master Portfolio. The Master Portfolio may accept investments from other feeder funds. Certain events involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolio.

                            HEWITT MONEY MARKET FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           June 30, 2000 (Unaudited)

ASSETS
Investments:
In Money Market Master Portfolio ("Master Portfolio"), at market value (Note 1).................................................  $139,884,281
Receivables:
  Due from Hewitt Associates LLC (Note 2).......................        38,812
                                                                  ------------
Total Assets....................................................   139,923,093
                                                                  ------------
LIABILITIES
Payables:
  Distribution to shareholders..................................       754,379
  Accrued expenses..............................................       198,538
                                                                  ------------
Total Liabilities...............................................       952,917
                                                                  ------------
NET ASSETS......................................................  $138,970,176
                                                                  ============
Net assets consist of:
  Paid-in capital...............................................   138,970,195
  Undistributed net realized loss on investments................           (19)
                                                                  ------------
NET ASSETS......................................................  $138,970,176
                                                                  ============
Net Assets--Administrative Shares...............................  $ 56,938,871
Shares outstanding--Administrative Shares.......................       569,072
Net asset value and offering price per share--Administrative
 Shares.........................................................  $     100.06
Net Assets--Institutional Shares................................  $ 82,031,305
Shares outstanding--Institutional Shares........................       815,064
Net asset value and offering price per share--Institutional
 Shares.........................................................  $     100.64


   The accompanying notes are an integral part of these financial statements.

                            HEWITT MONEY MARKET FUND

                            STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2000 (Unaudited)

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
  Interest........................................................ $3,981,487
  Expenses........................................................    (63,846)
                                                                   ----------
Net investment income allocated from Master Portfolio.............  3,917,641
                                                                   ----------
FUND EXPENSES (Note 2)
  Administration fees--Administrative Shares......................     27,441
  Administration fees--Institutional Shares.......................     35,841
  Shareholder servicing fees--Administrative Shares...............     70,866
  Shareholder servicing fees--Institutional Shares................     73,687
  Distribution Costs--Administrative Shares.......................     68,603
  Fund accounting & transfer agent fees...........................     29,981
  Legal fees......................................................     12,489
  Audit fees......................................................      6,994
  Printing costs..................................................     19,983
  Registration costs..............................................     33,722
  Trustee fees....................................................      8,044
  Other expenses..................................................      1,493
                                                                   ----------
Total fund expenses...............................................    389,144
                                                                   ----------
Less:
  Fees reimbursed by Hewitt Associates LLC (Note 2)...............    (81,359)
                                                                   ----------
Total Net Expenses................................................    307,785
                                                                   ----------
NET INVESTMENT INCOME.............................................  3,609,856
                                                                   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM
 MASTER PORTFOLIO
  Net realized gain...............................................         10
                                                                   ----------
Net gain on investments allocated from Money Market Master
 Portfolio........................................................         10
                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............. $3,609,866
                                                                   ==========


   The accompanying notes are an integral part of these financial statements.

                           HEWITT MONEY MARKET FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            For the Six
                            Months Ended
                              June 30,
                                2000      For the Year Ended For the Year Ended
                            (Unaudited)   December 31, 1999* February 28, 1999**
                            ------------  ------------------ -------------------
INCREASE (DECREASE) IN NET
 ASSETS
Operations:
 Net investment income....  $  3,609,856     $  2,930,732       $    540,646
 Net realized gain........            10              161                  0
                            ------------     ------------       ------------
Net increase in net assets
 resulting from
 operations...............     3,609,866        2,930,893            540,646
                            ------------     ------------       ------------
Distributions to
 shareholders:
 From net investment
  income
 Administrative Shares....    (1,509,238)      (1,894,788)          (423,411)
 Institutional Shares.....    (2,100,618)      (1,035,944)          (117,235)
 From net realized gain on
  sale of investments
 Administrative Shares....             0             (128)                 0
 Institutional Shares.....             0              (62)                 0
                            ------------     ------------       ------------
Total distributions to
 shareholders.............    (3,609,856)      (2,930,922)          (540,646)
                            ------------     ------------       ------------
Capital share
 transactions:
 Administrative Shares
 Proceeds from shares
  sold--Administrative
  Shares..................    96,081,221       94,041,302         59,583,039
 Reinvestment of
  dividends--
  Administrative Shares...       987,838        1,894,916            423,168
 Cost of shares redeemed--
  Administrative Shares...   (94,448,590)     (87,533,582)       (14,090,428)
                            ------------     ------------       ------------
Net increase in net assets
 resulting from capital
 share transactions--
 Administrative Shares....     2,620,469        8,402,636         45,915,779
                            ------------     ------------       ------------
 Institutional Shares
 Proceeds from shares
  sold--Institutional
  Shares..................   201,970,610      103,707,117         19,171,866
 Reinvestment of
  dividends--Institutional
  Shares..................     1,634,551        1,036,006            117,140
 Cost of shares redeemed--
  Institutional Shares....  (164,642,027)     (72,624,332)        (8,339,620)
                            ------------     ------------       ------------
Net increase in net assets
 resulting from capital
 share transactions--
 Institutional Shares.....    38,963,134       32,118,791         10,949,386
                            ------------     ------------       ------------
Increase in net assets....    41,583,613       40,521,398         56,865,165
NET ASSETS:
Beginning of period.......    97,386,563       56,865,165                  0
                            ------------     ------------       ------------
End of period.............  $138,970,176     $ 97,386,563       $ 56,865,165
                            ============     ============       ============
SHARES ISSUED AND
 REDEEMED:
 Administrative Shares
 Shares sold--
  Administrative Shares...       958,260          938,431            595,438
 Shares issued in
  reinvestments of
  dividends--
  Administrative Shares...         9,873           18,944              4,231
 Shares redeemed--
  Administrative Shares...      (941,973)        (873,524)          (140,608)
                            ------------     ------------       ------------
Net increase (decrease) in
 shares outstanding--
 Administrative Shares....        26,160           83,851            459,061
                            ============     ============       ============
 Institutional Shares
 Shares sold--
  Institutional Shares....     2,002,658        1,031,069            191,080
 Shares issued in
  reinvestments of
  dividends--Institutional
  Shares..................        16,240           10,318              1,169
 Shares redeemed--
  Institutional Shares....    (1,632,282)        (722,108)           (83,080)
                            ------------     ------------       ------------
Net increase (decrease) in
 shares outstanding--
 Institutional Shares.....       386,616          319,279            109,169
                            ============     ============       ============
--------------------------------------------------------------------------------

 * For the ten months ended December 31, 1999. The Fund changed its fiscal year end from February 28 to December 31.
** For the period from October 1, 1998 (commencement of operations) to February 28, 1999.

  The accompanying notes are an integral part of these financial statements.

                           HEWITT MONEY MARKET FUND

                             FINANCIAL HIGHLIGHTS
                For a share outstanding throughout each period

                                Six Months Ended
                                 Jun. 30, 2000                 Period Ended                     Period Ended
                                  (Unaudited)                 Dec. 31, 1999*                  Feb. 28, 1999**
                          ---------------------------- ------------------------------   ----------------------------
                          Administrative Institutional Administrative   Institutional   Administrative Institutional
                              Shares        Shares         Shares          Shares           Shares        Shares
                          -------------- ------------- --------------   -------------   -------------- -------------
Net asset value,
 beginning of period....     $100.05        $100.52       $100.02          $100.30         $100.00        $100.00
                             -------        -------       -------          -------         -------        -------
Income from investment
 operations:
  Net investment
   income...............        2.71           2.76          3.83             3.90            1.83           1.97
  Net realized and
   unrealized gain on
   investments..........        0.01           0.12          0.03             0.22            0.00           0.00
                             -------        -------       -------          -------         -------        -------
Total from investment
 operations.............        2.72           2.88          3.86             4.12            1.83           1.97
                             -------        -------       -------          -------         -------        -------
Less distributions:
  From net investment
   income...............       (2.71)         (2.76)        (3.83)           (3.90)          (1.81)         (1.67)
  From net realized
   gains................        0.00           0.00         (0.00)****       (0.00)****      (0.00)         (0.00)
                             -------        -------       -------          -------         -------        -------
Total distributions.....       (2.71)         (2.76)        (3.83)           (3.90)          (1.81)         (1.67)
                             -------        -------       -------          -------         -------        -------
Net asset value, end of
 period.................     $100.06        $100.64       $100.05          $100.52         $100.02        $100.30
                             =======        =======       =======          =======         =======        =======
Total return............        2.74%          2.90%         3.92%            4.18%           1.84%          1.98%
                             =======        =======       =======          =======         =======        =======
Ratios/Supplemental
 data:
  Net assets, end of
   period (000s)........     $56,939        $82,031       $54,318          $43,068         $45,916        $10,949
  Ratio of expenses to
   average net
   assets(1)***.........        0.75%          0.45%         0.74%            0.44%           0.75%          0.45%
  Ratio of net
   investment income to
   average net
   assets(2)***.........        5.45%          5.83%         4.61%            5.03%           4.52%          4.86%
--------------------------------------------------------------------------------------------------------------------
(1) Ratio of expenses to
    average net assets
    prior to waived fees
    and reimbursed
    expenses***.........        0.88%          0.58%         1.02%            0.72%           1.32%          1.62%
(2) Ratio of net
    investment income
    (loss) to average
    net assets prior to
    waived fees and
    reimbursed
    expenses***.........        5.32%          5.70%         4.33%            4.75%           3.95%          3.69%
--------------------------------------------------------------------------------------------------------------------

   * For the ten months ended December 31, 1999. The Fund changed its fiscal year end from February 28 to December 31.
  ** For the period from October 1, 1998 (commencement of operations) to
     February 28, 1999.
 *** Annualized
**** Rounds to less than $0.01.

  The accompanying notes are an integral part of these financial statements.

                           HEWITT MONEY MARKET FUND
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

1 Summary of Significant Accounting Policies

  Hewitt Money Market Fund (the "Fund") is a series of Hewitt Series Trust (the "Trust"), a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware business trust organized pursuant to a Declaration of Trust on July 7, 1998.

  The Fund presently offers two classes of shares, Administrative Shares and Institutional Shares. Shares of each class have identical interests in the Fund and have the same rights, however, differ principally in their respective distribution fees and shareholder servicing fees.

  The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Policy and Security Valuation

  The Fund invests all of its assets in the Money Market Master Portfolio (the "Master Portfolio"), a series of Master Investment Portfolio ("MIP"). The Master Portfolio has the same investment objective as the Fund. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio (38.08% as of June 30, 2000).

  The method by which the Master Portfolio values its securities is discussed in Note 1 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

Security Transactions and Income Recognition

  The Fund records daily, its proportionate interest in the net investment income and realized and unrealized gains and losses of the Master Portfolio.

  The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Federal Income Taxes

  The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Trust that the Fund continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code of 1986, as amended (the "Code") applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income and any net realized gains (after taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at June 30, 2000.

                           HEWITT MONEY MARKET FUND
            NOTES TO FINANCIAL STATEMENTS (Unaudited)--(Continued)

Dividends and Distributions to Shareholders

  Dividends to shareholders from net investment income of the Fund are declared and distributed monthly. Distributions to shareholders from capital gains, if any, are declared and distributed annually, generally in December.

2 Agreement and Other Transactions with Affiliates

  Hewitt Associates LLC (the "Administrator") provides administrative services to the Fund. The Fund pays the Administrator a monthly fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. The Administrator has agreed to waive its fees or absorb expenses of the Fund to the extent necessary to assure that total ordinary operating expenses of the Fund, on an annual basis, do not exceed 0.45% and 0.75% of the average daily net assets of the Fund attributable to Institutional and Administrative Shares, respectively. The Administrator may not modify or terminate this waiver agreement without approval of the Board of Trustees of the Trust. For the period ended June 30, 2000, the Administrator reimbursed the Fund $35,650 and $45,709 for expenses related to Administrative Shares and Institutional Shares, respectively.

  Hewitt Services LLC (the "Distributor") serves as the Distributor of the Fund's shares. The Trust has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act which allows the Fund to pay expenses relating to the distribution of Administrative Shares. Under the plan, the Fund pays a fee to the Distributor, calculated at an annual rate of 0.25% of the average daily net assets of the Fund attributable to Administrative Shares, as compensation for services rendered in connection with the sale and distribution of Administrative Shares. This fee is an expense of Administrative Shares only and is not borne by Institutional Shares.

  The Administrator also serves as the Shareholder Servicing Agent for Institutional Shares. As Shareholder Servicing Agent, the Administrator is responsible for receiving on behalf of the Fund's Transfer Agent orders by employee benefit plans to purchase and redeem Institutional Shares. The Administrator is also responsible for maintaining records showing the number of Institutional Shares allocable to individual participant accounts in those plans. In addition, the Admistrator sends all shareholder communications relating to the Fund to shareholders and to plan participants or arranges for these materials to be sent. For these services, the Fund pays the Administrator a monthly fee calculated at an annual rate of 0.20% of the average daily net assets of the Fund attributable to Institutional Shares. This fee is an expense of Institutional Shares only and is not borne by Administrative Shares.

  The Distributor also serves as the Shareholder Servicing Agent for Administrative Shares. As Shareholder Servicing Agent, the Distributor is responsible for maintaining records showing the number of Administrative Shares owned by IRAs established through the Distributor and by other investors who have purchased Administrative Shares through the Distributor. In addition, the Distributor sends all shareholder communications relating to the Fund to holders of Administrative Shares or arranges for these materials to be sent. For these services, the Fund pays the Distributor a monthly fee calculated at an annual rate of 0.25% of average daily net assets of the Fund attributable only to Administrative Shares. This fee is an expense of Administrative Shares only and is not borne by Institutional Shares. The Fund also reimburses each Shareholder Servicing Agent for certain out-of-pocket expenses.

                         MONEY MARKET MASTER PORTFOLIO
                           JUNE 30, 2000 (Unaudited)

                            Schedule of Investments

Security                             Principal     Value
--------                            ----------- ------------

BANKERS' ACCEPTANCES--0.78%
Toronto-Dominion Bank
 6.63%, 12/13/00                    $ 2,948,667 $  2,859,064
                                                ------------
TOTAL BANKERS' ACCEPTANCES (Cost: $2,859,064)      2,859,064
                                                ------------
CERTIFICATES OF DEPOSIT--11.84%
Bank of America NA
 6.72%, 09/13/00                      5,000,000    5,000,465
Banque National de Paris
 6.99%, 05/02/01                      3,500,000    3,499,723
Bayerische Hypo-Und Vereinsbank AG
 6.63%, 08/21/00                      5,000,000    5,000,062
 6.72%, 09/14/00                      5,000,000    5,000,141
 7.00%, 05/02/01                      3,500,000    3,499,447
Bayerische Landesbank
 5.93%, 10/02/00                      5,000,000    4,986,400
Deutsche Bank AG
 6.66%, 03/08/01                      5,000,000    4,998,699
 6.70%, 03/14/01                      6,500,000    6,497,837
Societe Generale
 6.90%, 03/29/01                      5,000,000    4,998,593
                                                ------------
TOTAL CERTIFICATES OF DEPOSIT
 (Cost: $43,481,367)                              43,481,367
                                                ------------
COMMERCIAL PAPER--59.21%
Accor BNP
 6.58%, 08/16/00                      5,000,000    4,957,961
 6.62%, 07/18/00                      3,935,000    3,922,699
Alpine Securitization Corp.
 6.55%, 07/18/00                      2,609,000    2,600,930
 6.85%, 07/14/00                     10,000,000    9,975,264
Associates Corp. of North America
 6.95%, 07/03/00                      5,000,000    4,998,069
Atlantis One Funding Corp.
 6.58%, 07/13/00                      5,000,000    4,989,033

Security                             Principal     Value
--------                            ----------- ------------

Barton Capital Corp.
 6.61%, 09/12/00                    $ 5,000,000 $  4,932,982
 6.62%, 07/18/00                      4,000,000    3,987,496
 6.62%, 08/24/00                      3,000,000    2,970,210
British Telecommunications
 6.28%, 10/12/00                      5,000,000    4,910,161
Centric Capital Corp.
 6.63%, 07/25/00                      3,000,000    2,986,740
Corporate Asset Funding Co.
 6.19%, 07/10/00                      5,000,000    4,992,262
 6.52%, 07/12/00                      3,000,000    2,994,023
Countrywide Home Loans Inc.
 6.57%, 07/10/00                      3,000,000    2,995,072
 6.75%, 07/20/00                      5,000,000    4,982,188
Falcon Asset Securitization Corp.
 6.55%, 07/03/00                      1,085,000    1,084,605
 6.55%, 07/25/00                      5,000,000    4,978,167
Fayette Funding Corp.
 6.77%, 07/21/00                      5,000,000    4,981,194
Forrestal Funding Corp.
 6.60%, 08/11/00                      5,000,000    4,962,417
General Electric Capital Corp.
 6.54%, 07/28/00                      5,000,000    4,975,475
 6.60%, 09/06/00                      1,745,000    1,723,566
 6.62%, 09/11/00                      1,200,000    1,184,112
 6.62%, 09/12/00                      1,200,000    1,183,892
General Motors Acceptance Corp.
 7.10%, 07/03/00                     10,000,000    9,996,056
Goldman Sachs Group Inc.
 6.61%, 09/11/00                      5,000,000    4,933,900
Greenwich Funding Corp.
 6.60%, 07/17/00                      5,000,000    4,985,333
 6.68%, 08/23/00                      3,180,000    3,148,727
International Securitization Corp.
 6.62%, 07/11/00                      4,000,000    3,992,645

                         MONEY MARKET MASTER PORTFOLIO
                      JUNE 30, 2000 (Unaudited)--Continued

                            Schedule of Investments

Security                        Principal     Value
--------                        ---------- ------------

Intrepid Funding
 6.06%, 08/07/00                $4,000,000 $  3,975,086
Kitty Hawk Funding Corp.
 6.61%, 09/11/00                 5,000,000    4,933,900
Koch Industries Inc.
 7.00%, 07/05/00                 8,000,000    7,993,778
Lexington Parker Capital Corp.
 6.19%, 07/11/00                 5,000,000    4,991,403
 6.56%, 07/10/00                 2,154,000    2,150,468
 6.61%, 09/01/00                 2,514,000    2,485,381
 6.70%, 08/24/00                 3,000,000    2,969,850
Liberty Street Funding Corp.
 6.64%, 09/19/00                 5,000,000    4,926,222
 6.68%, 08/21/00                 4,000,000    3,962,147
Moat Funding LLC
 6.64%, 09/20/00                 5,000,000    4,925,356
 6.70%, 08/23/00                 3,000,000    2,970,408
 6.70%, 12/12/00                 5,000,000    4,847,389
Moriarty LLC
 6.35%, 09/25/00                 2,000,000    1,969,661
 6.56%, 07/10/00                 5,000,000    4,991,800
 6.70%, 12/15/00                 5,000,000    4,844,597
Prudential Funding Corp.
 6.31%, 10/23/00                 5,000,000    4,900,092
Quincy Capital Corp.
 6.55%, 07/25/00                 5,907,000    5,881,206
 6.56%, 07/14/00                 1,726,000    1,721,911
Silver Tower US Funding LLC
 6.63%, 09/25/00                 5,000,000    4,920,808
Variable Funding Capital Corp.
 6.60%, 07/18/00                 5,000,000    4,984,417
Windmill Funding Corp.
 6.62%, 07/10/00                 5,000,000    4,991,725
 6.95%, 07/03/00                 7,836,000    7,832,974
                                           ------------
TOTAL COMMERCIAL PAPER (Cost:
 $217,495,758)                              217,495,758
                                           ------------

Security                                       Principal     Value
--------                                      ----------- ------------

MEDIUM TERM NOTES--4.90%
AmeriCredit Corp.
 6.89%, 06/05/01                              $ 8,000,000 $  8,000,000
Associates Automobile 2000-1 "A-1"
 6.85%, 06/15/01                                5,000,000    5,000,000
Ford Credit Auto Owner Trust 2000-C "A-2"
 6.82%, 06/15/01                                5,000,000    5,000,000
                                                          ------------
TOTAL MEDIUM TERM NOTES (Cost: $18,000,000)                 18,000,000
                                                          ------------
VARIABLE & FLOATING RATE NOTES--22.95%
Associates Manufactured Housing Certificates
 6.88%, 10/16/00                                4,569,784    4,569,784
Bank of America
 6.65%, 04/27/01                                5,000,000    5,000,000
Bayerische Landesbank
 6.59%, 02/28/01                                5,000,000    4,998,382
CIT Equipment Collateral
 6.64%, 03/20/01                               10,000,000   10,000,000
Countrywide Home Loans Inc.
 7.15%, 08/28/00                                4,715,000    4,717,276
First Union National Bank
 6.65%, 05/29/01                                5,000,000    5,000,000
Ford Motor Credit Co.
 6.45%, 07/16/01                               10,000,000   10,014,745
 6.74%, 08/18/00                                7,000,000    6,999,087
National City Bank
 6.63%, 10/04/00                                8,000,000    7,997,508
Norwest Financial Inc.
 6.64%, 09/07/00                                5,000,000    4,999,451
Sigma Finance Inc.
 6.90%, 09/15/00                                5,000,000    5,000,000
SMM Trust 2000-B "A-1"
 6.81%, 12/15/00                                5,000,000    5,000,000
SMM Trust 2000-E
 6.67%, 03/14/01                                5,000,000    5,000,000

                         MONEY MARKET MASTER PORTFOLIO
                      JUNE 30, 2000 (Unaudited)--Continued

                            Schedule of Investments

Security                                              Principal     Value
--------                                              ---------- ------------

Special Purpose Accounts Receivable Corp.
 6.65%, 01/05/01                                      $5,000,000 $  5,000,000
                                                                 ------------
TOTAL VARIABLE & FLOATING RATE NOTES
 (Cost: $84,296,233)                                               84,296,233
                                                                 ------------
REPURCHASE AGREEMENTS--0.00%
Morgan Stanley Tri Party Repurchase Agreement, dated
 6/30/00, due 7/03/00, with a maturity value of $451
 and an effective yield of 6.30%                             451          451
                                                                 ------------
TOTAL REPURCHASE AGREEMENTS
 (Cost: $451)                                                             451
                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES--99.68% (Cost $366,132,873)*      366,132,873
                                                                 ------------
Other Assets, Less Liabilities--0.32%                               1,220,874
                                                                 ------------
NET ASSETS--100.00%                                              $367,353,747
                                                                 ============

--------
* Cost for income tax purposes is the same as for financial statement purposes.

   The accompanying notes are an integral part of these financial statements.

                         MONEY MARKET MASTER PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                           June 30, 2000 (Unaudited)

ASSETS
Investments at market value (Cost: $366,132,873) (Note 1)......... $366,132,873
Receivables:
  Interest........................................................    1,322,821
                                                                   ------------
Total Assets......................................................  367,455,694
                                                                   ------------
LIABILITIES
Payables:
  Due to BGI (Note 2).............................................      101,947
                                                                   ------------
Total Liabilities.................................................      101,947
                                                                   ------------
NET ASSETS........................................................ $367,353,747
                                                                   ============


   The accompanying notes are an integral part of these financial statements.

                         MONEY MARKET MASTER PORTFOLIO

                            STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2000 (Unaudited)

NET INVESTMENT INCOME
  Interest.......................................................... $8,855,215
                                                                     ----------
  Total investment income...........................................  8,855,215
                                                                     ----------
EXPENSES (NOTE 2)
  Advisory fees.....................................................    141,718
                                                                     ----------
Total expenses......................................................    141,718
                                                                     ----------
NET INVESTMENT INCOME...............................................  8,713,497
                                                                     ----------
  Net realized gain on sale of investments..........................         22
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................ $8,713,519
                                                                     ==========



   The accompanying notes are an integral part of these financial statements.

                         MONEY MARKET MASTER PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                          For the Six Months
                                Ended          For the Period     For the Period
                            June 30, 2000          Ended               Ended
                             (Unaudited)     December 31, 1999* February 28, 1999**
                          ------------------ ------------------ -------------------
INCREASE (DECREASE) IN
 NET ASSETS
Operations:
  Net investment
   income...............    $   8,713,497      $   9,767,206       $  5,411,548
  Net realized gain.....               22              4,552                --
                            -------------      -------------       ------------
Net increase (decrease)
 in net assets resulting
 from operations........        8,713,519          9,771,758          5,411,548
                            -------------      -------------       ------------
Interestholder
 transactions:
  Contributions.........      514,970,795        343,767,992        257,234,773
  Withdrawals...........     (401,803,829)      (370,712,809)               --
                            -------------      -------------       ------------
Net increase (decrease)
 in net assets resulting
 from interestholder
 transactions...........      113,166,966        (26,944,817)       257,234,773
                            -------------      -------------       ------------
Increase (decrease) in
 net assets.............      121,880,485        (17,173,059)       262,646,321
NET ASSETS:
Beginning of period.....      245,473,262        262,646,321                --
                            -------------      -------------       ------------
End of period...........    $ 367,353,747      $ 245,473,262       $262,646,321
                            =============      =============       ============

--------
* For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.
** For the period from September 1, 1998 (commencement of operations) to February 28, 1999.


   The accompanying notes are an integral part of these financial statements.

                         MONEY MARKET MASTER PORTFOLIO

                 NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies

  Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to March 1, 1994. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index and U.S. Equity Index Master Portfolios.

  These financial statements relate to the Money Market Master Portfolio (the "Master Portfolio").

  The following is a summary of significant accounting policies which are consistently followed by the MIP in the preparation of its financial statements, and which are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

 Security Valuation

  The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

 Security Transactions and Income Recognition

  Security transactions are accounted for on the date securities are purchased or sold (trade date). Interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. The Master Portfolio amortizes premium and accretes discount on a straight-line basis to maturity.

 Federal Income Taxes

  MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

  It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master

                         MONEY MARKET MASTER PORTFOLIO

Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

 Repurchase Agreements

  Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's Schedule of Investments. The advisor to the Master Portfolio may pool the Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price.

  The repurchase agreement entered into on June 30, 2000 by the Master Portfolio is fully collateralized by U.S. Government obligations with a rate of 5.625%, a maturity date of 02/15/06 and an aggregate market value of $9,910.

2. Agreements and Other Transactions With Affiliates

  Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is entitled to receive 0.10% of the average daily net assets of the Master Portfolio, as compensation for advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

  Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as Sub-Administrator of the Master Portfolio.

  Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

  The MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

  Certain officers and trustees of MIP are also officers of Stephens. As of June 30, 2000, these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

                         MONEY MARKET MASTER PORTFOLIO

3. Financial Highlights

  The ratios of expenses to average net assets and net investment income to average net assets for the Master Portfolio are as follows:

                           Six Months
                              Ended       For the Period     For the Period
                          June 30, 2000       Ended               Ended
                           (Unaudited)  December 31, 1999* February 28, 1999**
                          ------------- ------------------ -------------------
Ratio of expenses to
 average net assets+.....     0.10%           0.10%               0.10%
Ratio of net investment
 income to average net
 assets+.................     6.16%           5.23%               5.17%

--------
* For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year-end from February 28 to December 31.
** For the period from September 1, 1998 (commencement of operations) to
   February 28,1999.
+  Annualized for period of less than one year.

                               TABLE OF CONTENTS

                                                                     Page

                    HEWITT MONEY MARKET FUND


Manager's Discussion and Analysis....................................   1

Statement of Assets and Liabilities..................................   2

Statements of Operations.............................................   3

Statements of Changes in Net Assets..................................   4

Financial Highlights.................................................   5

Notes to Financial Statements........................................   6

                        MASTER INVESTMENT PORTFOLIO

Schedule of Investments..............................................   8

Statement of Assets and Liabilities..................................  11

Statements of Operations.............................................  12

Statements of Changes in Net Assets .................................  13

Notes to the Financial Statements ...................................  14


                     --------------------------------------
                                    [PHOTO]

                                    Hewitt
                                 Money Market
                                     Fund

                              Semi-Annual Report
                                 June 30, 2000

                     --------------------------------------